STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - Restricted stock	6 Months Ended
Jun. 30, 2024 $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	2,296,831
Granted (in shares) | shares	1,191,011
Vested (in shares) | shares	(741,789)
Forfeited (in shares) | shares	(594,607)
Outstanding, ending balance (in shares) | shares	2,151,446
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share) | $ / shares	$ 9.16
Granted (in dollars per share) | $ / shares	5.34
Vested (in dollars per share) | $ / shares	9.28
Forfeited (in dollars per share) | $ / shares	7.15
Outstanding ending balance (in dollars per share) | $ / shares	$ 7.36